Commitments and contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments and contingencies
Rental expenses	$ 26,648,363	$ 13,683,638	$ 7,500,451
Minimum lease payments under non-cancellable leases
Year ending December 31, 2015	37,404,447
Year ending December 31, 2016	33,212,335
Year ending December 31, 2017	27,455,079
Year ending December 31, 2018	26,415,106
Year ending December 31, 2019	22,378,306
Over December 31, 2019	23,500,697
Total minimum lease payments	170,365,970
Capital commitment
Commitment capital expenditures	85,420,678
Contingencies
Accrued under-paid social welfare payments required under applicable PRC labor laws	$ 4,417,250	$ 2,954,756